FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2005

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 230-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

08/11/2005
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      18
                                                ---------------
Form 13F Information Table Value Total:         $       237,810
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                           Form 13-F Information Table
                               as of June 30, 2005


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
AON                         com              037389103   16,401     655,000 SH          Sole   0            655,000
CEMEX SA de CV              SPONSORED ADR    '151290889  22,481     529,954 SH          Sole   0            529,954
COMCAST CORP Class A        com              20030N101    1,043      33,967 SH          Sole   0             33,967
COMCASTCORP Special Class A com              20030N200   17,131     572,000 SH          Sole   0            572,000
DIRECTV Group Inc           com              25459L106   25,126   1,621,000 SH          Sole   0          1,621,000
Disney                      com              254687106    7,831     311,000 SH          Sole   0            311,000
FEDEX CORP                  com              31428X106   16,445     203,000 SH          Sole   0            203,000
General Motors Corporation  com              370442105   22,576     664,000 SH          Sole   0            664,000
KONNKLIJKE PHILIPS          NY REGISTRY
  ELECTRS N V                SH NEW 2000     '500472303  19,522     775,000 SH          Sole   0            775,000
Level 3 Communications      com              52729N100    9,541   4,700,000 SH          Sole   0          4,700,000
Level 3 Communications      convertible bond 52729NBE9    6,442   7,183,000 PRN         Sole   0          7,183,000
Liberty Media Corp          com              '530718105  19,676   1,931,000 SH          Sole   0          1,931,000
VIVENDI UNIVERSAL           SPONSORED ADR    92851S204   13,723     438,000 SH          Sole   0            438,000
WASTE MGMT INC DEL          com              94106L109   19,867     701,000 SH          Sole   0            701,000
FAIRFAX FINL HLDGS LTD      sub vtg com      303901102   10,043      60,500 SH          Sole   0             60,500
FAIRFAX FINL HLDGS LTD      sub vtg com      303901593    3,313      20,000 SH          Sole   0             20,000
TELEPHONE + DATA SYS INC    special commom   879433860    3,221      84,000 sh          Sole   0             84,000
TELEPHONE + DATA SYS INC    com              879433100    3,428      84,000 sh          Sole   0             84,000
                                                        -------  ----------                              ----------
                                       18 DATA RECORDS  237,810  20,566,421                              20,566,421
                                                        =======  ==========                              ==========
